Income Tax Expense - Summary of Unrecognised Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	€ 409,482	€ 424,128
Unrecognised deferred tax assets, Tax effect	101,604	100,735
Tax loss carry forwards [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	366,175	368,779
Unrecognised deferred tax assets, Tax effect	90,713	88,328
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	7,673	12,231
Unrecognised deferred tax assets, Tax effect	2,207	2,888
Inventory obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	8,266	11,985
Unrecognised deferred tax assets, Tax effect	2,327	2,560
Allowance for doubtful accounts [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	5,125	6,810
Unrecognised deferred tax assets, Tax effect	1,230	1,540
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	4,716	5,676
Unrecognised deferred tax assets, Tax effect	1,359	1,614
Provision for warranties [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	3,375	3,117
Unrecognised deferred tax assets, Tax effect	973	898
Impairment of non-financial assets [Member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	3,284	3,989
Unrecognised deferred tax assets, Tax effect	870	1,018
IAS 19 adjustment - employees' leaving entitlement [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount		1,807
Unrecognised deferred tax assets, Tax effect		434
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	10,868	9,734
Unrecognised deferred tax assets, Tax effect	€ 1,925	€ 1,455